Offerings - Offering: 1	May 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.01 par value per share
Amount Registered | shares	3,550,000
Proposed Maximum Offering Price per Unit	21.15
Maximum Aggregate Offering Price	$ 75,082,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,368.90
Offering Note	(a) Footnote (a) to "Amount Registered": Consists of additional shares of Class A common stock, par value $0.01 per share ("Common Stock") of the registrant Simmons First National Corporation reserved for issuance under the Amended and Restated Simmons First National Corporation 2023 Stock and Incentive Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of the registrant's Common Stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, reverse stock split, recapitalization, merger, consolidation, reorganization, reclassification, combination, exchange of shares or similar event or change in the registrant's capital stock. (b) Footnote (b) to each of "Fee Calculation Rule," "Proposed Maximum Offering Price Per Unit," and "Maximum Aggregate Offering Price": Estimated pursuant to Rule 457(c) and (h) under the Securities Act, solely for the purpose of calculating the amount of the registration fee. The price shown is based upon the average of the high and low prices of the registrant's Common Stock, as reported on The Nasdaq Global Select Market on May 11, 2026.